Other operating results, net (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Other Operating Results Net [Abstract]
Gain from commodity derivative financial instruments		$ 439	$ 446	$ 56
(Loss) / Gain from disposal of associates		(260)	983	860
Fair value of interest held before business combination				1,259
Currency translation adjustment reversal				476
Operating interest expense		1,782	841	156
Gain from agreement with TGLT				189
Contingencies		(132)	(101)	1,052
Donations		(170)	(286)	(170)
Others	[1]	1,111	(782)	(221)
Total other operating results, net		$ 2,770	$ 1,101	$ 3,657

[1]	As of June 30, 2018, includes the favorable ruling of a trial in the Operations Center in Israel for an amount of approximately Ps. 1,165. Includes legal costs and expenses Includes legal costs and expenses.